Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRANDES INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jul. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2020